Accruals and Other Current Liabilities	12 Months Ended
Mar. 31, 2025
Accruals and Other Current Liabilities [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

10. accruals and other current liabilities

Accrued and other current liabilities consists of the following:

	As of March 31,
	2024	2025
	USD	USD
Other payables	299,971	290,555
Accrued expenses	451,534	379,185
Deposit Received	9,487	9,487
	760,992	679,227